Note 8 - Earnings Per Share - 10Q (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Basic weighted average shares outstanding	20,013,343	19,302,603	19,779,684	19,302,603
Effect of dilutive securities	897,619	1,375,467	1,065,424	1,233,575
Diluted weighted average shares outstanding	20,910,962	20,678,070	20,845,108	20,536,178

	2012	2011
Basic weighted average shares outstanding	19,302,603	12,720,641
Effect of dilutive securities	1,285,172	--
Diluted weighted average shares outstanding	20,587,775	12,720,641

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
Stock options	237,246
Warrants	2,000,000